UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $111,724 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARDEN GROUP INC                CL A             039762109     3170    33155 SH       SOLE                    33155        0        0
AT&T INC                       COM              00206R102     2825   100790 SH       SOLE                   100790        0        0
AZZ INC                        COM              002474104     2283    69825 SH       SOLE                    69825        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     5471     1665 SH       SOLE                     1665        0        0
BP PLC                         SPONSORED ADR    055622104     3203    55253 SH       SOLE                    55253        0        0
CANADIAN NAT RES LTD           COM              136385101     5568    77390 SH       SOLE                    77390        0        0
CELGENE CORP                   COM              151020104     5087    91359 SH       SOLE                    91359        0        0
COCA COLA CO                   COM              191216100     3949    69280 SH       SOLE                    69280        0        0
EXELON CORP                    COM              30161N101     3800    77755 SH       SOLE                    77755        0        0
FLOWERS FOODS INC              COM              343498101     2915   122692 SH       SOLE                   122692        0        0
GEN-PROBE INC NEW              COM              36866T103     4190    97630 SH       SOLE                    97630        0        0
GENZYME CORP                   COM              372917104     3532    72075 SH       SOLE                    72075        0        0
GILEAD SCIENCES INC            COM              375558103     3718    85935 SH       SOLE                    85935        0        0
LEUCADIA NATL CORP             COM              527288104     3994   167900 SH       SOLE                   167900        0        0
LILLY ELI & CO                 COM              532457108     2917    81695 SH       SOLE                    81695        0        0
LOEWS CORP                     COM              540424108     3598    98971 SH       SOLE                    98971        0        0
MCDONALDS CORP                 COM              580135101     3136    50224 SH       SOLE                    50224        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     2699    36590 SH       SOLE                    36590        0        0
MONSANTO CO NEW                COM              61166W101     4307    52681 SH       SOLE                    52681        0        0
MOSAIC CO                      COM              61945A107     2780    46537 SH       SOLE                    46537        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     2643    59956 SH       SOLE                    59956        0        0
PAN AMERICAN SILVER CORP       COM              697900108     2329    97830 SH       SOLE                    97830        0        0
PAYCHEX INC                    COM              704326107     2895    94494 SH       SOLE                    94494        0        0
PICO HLDGS INC                 COM NEW          693366205     2601    79460 SH       SOLE                    79460        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503    10335   196625 SH       SOLE                   196625        0        0
RESEARCH IN MOTION LTD         COM              760975102     3975    58850 SH       SOLE                    58850        0        0
SMART BALANCE INC              COM              83169Y108     1948   324625 SH       SOLE                   324625        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2917    27180 SH       SOLE                    27180        0        0
TERADATA CORP DEL              COM              88076W103     2887    91850 SH       SOLE                    91850        0        0
VIASAT INC                     COM              92552V100     2489    78335 SH       SOLE                    78335        0        0
WELLPOINT INC                  COM              94973V107     3563    61125 SH       SOLE                    61125        0        0